Transactions in Soles (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	$ 369,200	$ 214,551	$ 80,544	$ 78,519
Trade and other receivables	211,715	314,308
Income tax credit	24,396	23,165
Prepaid expenses	17,145	17,551
Total assets	4,217,221	4,332,813	4,266,415
Liabilities
Bank loans	(95,000)	(96,215)	(55,000)	$ (285,302)
Trade and other payables	(220,042)	(100,860)
Income tax payable	(1,760)	(2,081)
Provisions and contingent liability	(68,172)	(76,847)
Total liabilities	(1,187,656)	(1,269,186)	$ (1,219,202)
Net asset position	$ 36,992	$ 41,965